Loan payable to Oyu Tolgoi LLC (Details Textual)	12 Months Ended
Dec. 31, 2017
Financing Arrangements Related To Licenses Monthly Repayments Of Loans Percentage Of Available Cash Flow From Joint Ventures	90.00%
Pime Rate [Member]
Debt nstrument Basis Spread On Variable Rate1	2.00%